Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2022
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2022 and September 30, 2022 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2022		September 30, 2022
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,184	8.01	5,714	8.01
Actual	8,067	12.46	8,097	11.35
Tier 1 capital:
Required (1)	6,155	9.51	6,784	9.51
Actual	9,713	15.00	9,733	13.64
Total risk-based capital:
Required (1)	7,450	11.51	8,210	11.51
Actual	11,351	17.53	11,216	15.72
Leverage Ratio (2) :
Required	6,389	3.00	6,925	3.00
Actual	9,713	4.56	9,733	4.21
MHBK:
Common Equity Tier 1 capital:
Required	2,683	4.50	2,981	4.50
Actual	6,968	11.68	7,082	10.68
Tier 1 capital:
Required	3,578	6.00	3,975	6.00
Actual	8,604	14.42	8,714	13.15
Total risk-based capital:
Required	4,771	8.00	5,300	8.00
Actual	10,150	17.02	10,110	15.26
Leverage Ratio (2) :
Required	5,971	3.00	6,509	3.00
Actual	8,604	4.32	8,714	4.01
MHTB:
Common Equity Tier 1 capital:
Required	79	4.50	76	4.50
Actual	442	25.18	453	26.62
Tier 1 capital:
Required	105	6.00	102	6.00
Actual	442	25.18	453	26.62
Total risk-based capital:
Required	140	8.00	136	8.00
Actual	442	25.18	453	26.62
Leverage Ratio (2) :
Required	130	3.00	128	3.00
Actual	442	10.20	453	10.56

	March 31, 2022		September 30, 2022
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)

Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,528	4.50	2,783	4.50
Actual	6,293	11.20	6,066	9.80
Tier 1 capital:
Required	3,370	6.00	3,710	6.00
Actual	7,919	14.09	7,689	12.43
Total risk-based capital:
Required	4,494	8.00	4,947	8.00
Actual	9,483	16.88	9,097	14.70
Leverage Ratio (2) :
Required	5,570	3.00	6,048	3.00
Actual	7,919	4.26	7,689	3.81
MHTB:
Common Equity Tier 1 capital:
Required	78	4.50	76	4.50
Actual	425	24.40	436	25.68
Tier 1 capital:
Required	104	6.00	101	6.00
Actual	425	24.40	436	25.68
Total risk-based capital:
Required	139	8.00	135	8.00
Actual	425	24.40	436	25.69
Leverage Ratio (2) :
Required	126	3.00	124	3.00
Actual	425	10.09	436	10.47

Notes:
(1)
The required ratios disclosed above, at March 31, 2022 and September 30, 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2022 and September 30, 2022 exclude amounts of deposits to the Bank of Japan.